LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
LOSS PER SHARE

28. LOSS PER SHARE

Loss per share is calculated as follows:

	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2015
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	(526,261,572)	(86,622,470)	(304,828,354)	(47,057,389)

Accretion on redeemable noncontrolling interest	—	(21,076,744)	(79,805,706)	(12,319,878)

Net loss attributable to ordinary shareholders	(526,261,572)	(107,699,214)	(384,634,060)	(59,377,267)

Denominator:
Denominator for basic and diluted loss per share – weighted-average shares outstanding	23,174,823	23,164,695	23,235,848	23,235,848

Loss per share
- Basic and diluted	(22.71)	(4.65)	(16.55)	(2.56)

The Company had 4,797,391, 4,570,491 and 18,656,564 stock options, warrants and nonvested shares outstanding as of December 31, 2013, 2014 and 2015, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.